Properties	12 Months Ended
Dec. 31, 2013
Properties

8. Properties

Properties comprise the following:

December 31 (millions)	2013	2012
Land	$3.2	$3.3
Buildings	86.1	79.0
Machinery and office equipment	677.8	765.4
Internal-use software	244.6	321.5
Rental equipment	83.8	93.0
Total properties	$1,095.5	$1,262.2